Share Capital and Premium Related to the Share Capitals - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance		$ 84,695		$ 125,941
Balance at beginning, Number of shares		71,751,201		45,675,968
Capital increase by issuance of common shares		28,000,000	[1]	9,907,800
Transaction costs related to Cellectis' capital increase		$ (200)
Derecognition of AZ SIA derivative		(57,330)
Other movements		(97)		$ (257)
Exercise of share warrants, employee warrants, stock-options and free-shares vesting		$ 19
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares	[2]	342,434
Balance at end of year		$ 148,610		$ 96,558
Balance at end, Number of shares		100,093,635		55,583,768
Nominal value		$ 0.05		$ 0.05
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance		$ 4,365		$ 2,955
Capital increase of Cellectis		1,514	[1]	536
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	[2]	$ 19
Exercise of share warrants, employee warrants, stock-options and free-shares vesting, shares		342,434
Balance at end of year		$ 5,897		3,491
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		522,785		583,122
Capital increase of Cellectis		139,256	[1]	24,482
Transaction costs related to Cellectis' capital increase		(207)	[3]	(1,455)
Derecognition of AZ SIA derivative		(57,330)
Non-cash stock based compensation expense		1,717		5,119
Other movements		(76)		(133,976)
Balance at end of year		$ 606,146		$ 477,291

[1]	During the six-months ended June 30, 2024, 28,000,000 shares were issued on May 3, 2024 in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
[2]	During the six-month period ended June 30, 2024, 342,434 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested.

On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award.

On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award.

On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award.

[3]	The transaction costs recognized as a reduction of share premium during the six-months ended June 30, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.